Employee benefit plans	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee benefit plans
Note 11: Employee benefit plans

The Bank maintains trusteed pension plans including non-contributory defined benefit plans and a number of defined contribution plans, and provides post-retirement medical benefits to its qualifying retirees. The defined benefit provisions under the pension plans are generally based upon years of service and average salary during the relevant years of employment. The defined benefit and post-retirement medical plans are not open to new participants and are non-contributory and the funding required is provided by the Bank, based upon the advice of independent actuaries. The defined benefit pension plans are in the Bermuda, Guernsey and UK jurisdictions, and the defined benefit post-retirement medical plan is in Bermuda. The Bank has a residual obligation on top of its defined contribution plan in Mauritius.

Bermuda Defined Benefit and Post-Retirement Medical Benefit Plan
The Bank amortizes prior service credit resulting from plan amendments that occurred when plan members were active employees, on a linear basis over the expected average remaining service period (to full eligibility) of active members expected to receive benefits under the plan. Such remaining service periods are as follows: 3.1 years for the 2010 plan amendments and 4.6 years for the 2011 plan amendments. Plan amendments occurring in 2014 and 2019 resulted in the recognition of new prior service cost on December 31, 2014 and December 31, 2019 on a plan for which substantially all members are now inactive the Bank has elected to amortize these new prior service costs on a linear basis over 21 years and 16 years, respectively, which was the average remaining life expectancy of members eligible for benefits under the plan at the time of the amendments.

Guernsey Defined Benefit Pension Plan
Effective October 2014, all the participants of the Guernsey defined benefit pension plan became inactive and in accordance with GAAP, the net actuarial loss of the Guernsey defined benefit pension plan is amortized over the then estimated average remaining life expectancy of the inactive participants of 39 years. Prior to all of the Guernsey participants being inactive, the net actuarial loss of the Guernsey defined benefit pension plan was amortized to net income over the estimated average remaining service period for active members of 15 years.

UK Defined Benefit Pension Plan
The UK defined benefit pension plan closed to new members effective April 1, 2002 and subsequently closed to further accrual of new benefits effective October 1, 2012. During the years ended December 31, 2018 and 2017, the pension plan settled in cash the liability of several plan members and an insurance policy was purchased in the name of the trustees of the plan to match the liabilities of remaining members who were pensioners as at March 31, 2016.

Mauritius Portable Retirement Gratuity Fund
Under the Mauritius Workers’ Right Act of 2019, the Portable Retirement Gratuity Fund was established for the purpose of providing for the payment of a gratuity on the death or retirement of an employee and came into effect on January 1, 2020. The Fund operates as a centralized defined contribution scheme with employers required to make upfront contributions at prescribed rates based on employees monthly remuneration. Any shortfall in this lump sum gratuity in the employees accumulated fund upon death or retirement, is to be funded by the Bank. Accordingly, the Bank recognizes the related service and net interest costs as well as the related net actuarial liability.
The following table presents the financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefit plan, which is unfunded. The Bank measures the benefit obligations and plan assets annually on each December 31 and therefore, the most recent measurement date is December 31, 2020.

	December 31, 2020		December 31, 2019		December 31, 2018
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Accumulated benefit obligation at end of year	179,018	128,167	168,791	110,347	148,966	117,203

Change in projected benefit obligation
Projected benefit obligation at beginning of year	168,791	110,347	148,966	117,203	179,613	127,687
Service cost	43	66	—	58	—	63
Interest cost	3,957	3,270	5,034	4,741	4,971	4,305
Benefits paid	(7,412)	(4,069)	(7,546)	(4,010)	(17,274)	(3,263)
Prior service cost	48	—	—	—	212	—
Plan amendment	—	—	—	2,369	—	—
Settlement and curtailment of liability	(7,505)	—	(2,549)	—	(1,825)	—
Actuarial (gain) loss	18,326	18,553	21,950	(10,014)	(12,423)	(11,589)
Foreign exchange translation adjustment	2,770	—	2,936	—	(4,308)	—
Projected benefit obligation at end of year	179,018	128,167	168,791	110,347	148,966	117,203

Change in plan assets
Fair value of plan assets at beginning of year	175,400	—	154,151	—	185,495	—
Actual return on plan assets	14,945	—	25,225	—	(11,618)	—
Employer contribution	2,917	4,069	2,605	4,010	3,653	3,263
Plan settlement	(5,903)		(2,043)	—	(1,608)	—
Benefits paid	(7,412)	(4,069)	(7,546)	(4,010)	(17,274)	(3,263)
Foreign exchange translation adjustment	2,569	—	3,008	—	(4,497)	—
Fair value of plan assets at end of year	182,516	—	175,400	—	154,151	—

Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	6,610	—	6,609	—	5,185	—
Accrued pension benefit cost included in employee benefit plans liability	(3,112)	(128,167)	—	(110,347)	—	(117,203)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	3,498	(128,167)	6,609	(110,347)	5,185	(117,203)

		Year ended
		December 31, 2020		December 31, 2019		December 31, 2018
		Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial gain (loss), excluding deferred taxes		(73,506)	(21,213)	(67,118)	(2,660)	(65,506)	(12,946)
Net prior service credit (cost)		(226)	(7,866)	(190)	(8,390)	(202)	(6,397)
Deferred income taxes assets (liabilities)		1,477	—	996	—	816	—
Net amount recognized in accumulated other comprehensive loss		(72,255)	(29,079)	(66,312)	(11,050)	(64,892)	(19,343)

Annual Benefit Expense
Expense component	Line item in the consolidated statements of operations
Service cost	Salaries and other employee benefits	97	66	—	58	—	63
Interest cost	Non-service employee benefits expense	3,960	3,270	5,034	4,741	4,971	4,305
Expected return on plan assets	Non-service employee benefits expense	(7,547)	N/A	(7,563)	—	(8,720)	—
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,412	—	2,197	272	2,106	2,615
Amortization of prior service (credit) loss	Non-service employee benefits expense	21	524	20	376	—	39
(Gain) loss on settlement	Net other gains (losses)/Non-service employee benefits expense	1,326	—	572	—	1,757	—
Defined benefit (income) expense		269	3,860	260	5,447	114	7,022
Defined contribution expense		8,933	—	8,340	—	7,442	—
Total benefit (income) expense		9,202	3,860	8,600	5,447	7,556	7,022
The components of benefit expense (income) other than the service cost component are included in the line item non-service employee benefits expense in the consolidated statements of operations.

Other Changes Recognized in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year		(8,363)	(18,553)	(3,472)	10,014	(5,987)	11,589
Prior service credit (cost) arising during the year		(47)	—	—	(2,369)	(212)	—
Amortization of net actuarial (gains) losses		2,412	—	2,407	272	2,106	2,615
Amortization of prior service (credit) cost		20	524	19	376	—	39
Change in deferred taxes		456	—	149	—	(298)	—
Foreign exchange adjustment		(421)	—	(523)	—	840	—
Total changes recognized in other comprehensive income (loss)		(5,943)	(18,029)	(1,420)	8,293	(3,551)	14,243
To develop the expected long-term rate of return on the plan assets assumption for each plan, the Bank considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocations of the assets. The weighted average discount rate used to determine benefit obligations at the end of the year is derived from interest rates on high quality corporate bonds with maturities that match the expected benefit payments.
Actuarial Assumptions

	Year ended
	December 31, 2020		December 31, 2019		December 31, 2018
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	2.65%	3.38%	3.65%	4.40%	3.05%	3.73%
Weighted average rate of compensation increases [1]	2.30%	N/A	2.50%	N/A	2.50%	N/A
Weighted average expected long-term rate of return on plan assets	4.60%	N/A	5.00%	N/A	4.70%	N/A
Weighted average annual medical cost increase rate	N/A	7.3% to 4.5% in 2040	N/A	7.5% to 4.5% in 2035	N/A	7.7% to 4.5% in 2035

Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	1.90%	2.53%	2.65%	3.38%	3.65%	4.40%
Weighted average rate of compensation increases [1]	2.20%	N/A	2.30%	N/A	2.50%	N/A
Weighted average annual medical cost increase rate	N/A	7.2% to 4.5% in 2040	N/A	7.3% to 4.5% in 2040	N/A	7.5% to 4.5% in 2035
[1] Only the UK subsidiary plan is impacted by potential future compensation increases.

Investments Policies and Strategies
The pension plans’ assets are managed according to each plan's investment policy statement, which outlines the purpose of the plan, statement of objectives and guidelines and investment policy. The asset allocation is diversified and any use of derivatives is limited to hedging purposes only.

	December 31, 2020		December 31, 2019
Weighted average actual and target asset allocations of the pension plans by asset category	Actual allocation	Target allocation	Actual allocation	Target allocation
Debt securities (including debt mutual funds)	37%	30%	32%	36%
Equity securities (including equity mutual funds)	50%	52%	51%	47%
Other	13%	18%	17%	17%
Total	100%	100%	100%	100%

Fair Value Measurements of Pension Plans' Assets
The following table presents the fair value of the plans' assets by category and level of inputs used in their respective fair value determination as described in "Note 2: Significant accounting policies", except the level 3 security, for which the valuation determination is described following the below table:

	December 31, 2020				December 31, 2019
	Fair value determination				Fair value determination
	Level 1	Level 2	Level 3	Total fair value	Level 1	Level 2	Level 3	Total fair value
US government and federal agencies	—	21,566	—	21,566	—	19,445	—	19,445
Non-US governments debt securities	—	1,132	—	1,132	—	1,089	—	1,089
Corporate debt securities	—	45,871	—	45,871	—	35,688	—	35,688
Equity securities and mutual funds	925	90,574	—	91,499	1,112	88,631	—	89,743
Other	727	226	21,495	22,448	10,049	406	18,980	29,435
Total fair value of plans' assets	1,652	159,369	21,495	182,516	11,161	145,259	18,980	175,400
The Level 3 assets consist of insured annuity policies covering the full pension benefits of certain plan members. The fair value of these policies is deemed equal to the actuarial value of the projected benefit obligation for the insured benefits. At December 31, 2020, 28.4% (December 31, 2019: 26.8%) of the assets of the pension plans were mutual funds and equity securities managed or administered by wholly-owned subsidiaries of the Bank. At December 31, 2020, 0.5% (December 31, 2019: 0.6%) of the plans' assets were invested in common shares of the Bank.

The investments of the pension funds are diversified across a range of asset classes and are diversified within each asset class. The assets are generally actively managed with the goal of adding some incremental value through security selection and asset allocation.
Estimated 2021 Bank contribution to and estimated benefit payments for the next ten years under the pension and post-retirement medical benefit plans are as follows:

	Pension plans	Post- retirement medical benefit plan
Estimated Bank contributions for the full year ending December 31, 2021	3,000	—
Estimated benefit payments by year:
2021	7,400	4,538
2022	7,400	4,763
2023	7,300	4,992
2024	7,200	5,216
2025	7,200	5,447
2026-2030	34,500	30,034